CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUE:
Sales - devices and disposables	$ 103	$ 201	$ 229	$ 323	$ 758	$ 359
Cost of goods sold	207	271	314	463	891	611
Gross Loss	(104)	(70)	(85)	(140)	(133)	(252)
Contract and grant revenue	10	11	25	30	65	820
COSTS AND EXPENSES:
Research and development	305	624	677	1,231	2,788	2,742
Sales and marketing	183	345	355	628	1,164	901
General and administrative	1,019	999	1,982	2,137	4,649	3,533
Total	1,507	1,968	3,014	3,996	8,601	7,174
Operating loss	(1,601)	(2,027)	(3,074)	(4,106)	(8,669)	(6,606)
OTHER INCOME	284	3	290	5	25	110
INTEREST EXPENSE	(323)	(47)	(815)	(74)	(979)	(45)
LOSS ON EXTINGUISHMENT OF DEBT	0	0	0	0	(325)	0
CHANGES IN FAIR VALUE OF WARRANTS	(66)	(81)	648	461	65	(674)
TOTAL OTHER INCOME	(105)	(125)	123	392	(1,214)	(609)
LOSS BEFORE INCOME TAXES	(1,706)	(2,152)	(2,951)	(3,714)	(9,883)	(7,215)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	(1,706)	(2,152)	(2,951)	(3,714)	(9,883)	(7,215)
DEEMED DIVIDENDS	0	0	0	0	0	(3,175)
PREFERRED STOCK DIVIDENDS	(1,295)	(41)	(1,326)	(89)	(152)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (3,001)	$ (2,193)	$ (4,277)	$ (3,803)	$ (10,035)	$ (10,390)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.13)	$ (0.16)
WEIGHTED AVERAGE SHARES OUTSTANDING	107,256	72,986	102,326	72,223	77,061	65,884